Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 943	£ 748
Cash equivalents	2,927	2,188
Cash and cash equivalents	£ 3,870	£ 2,936	£ 3,723